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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985


                      Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Small Cap Value

            SCHEDULE OF INVESTMENTS  08/31/2006

Shares                                                     Value

            PREFERRED STOCKS - 0.3 %
            Insurance - 0.3 %
            Multi-Line Insurance - 0.3 %
174,300     Quanta Capital Holdings, 10.25%, 12/1/49 (b)$ 2,863,749
            Total Insurance                             $ 2,863,749
            TOTAL PREFERRED STOCKS
            (Cost  $4,357,500.00)                       $ 2,863,749
            COMMON STOCKS - 88.1 %
            Energy - 10.2 %
            Coal & Consumable Fuels - 0.6 %
229,725     Massey Energy Co. (b)                       $ 5,798,259
            Integrated Oil & Gas - 0.8 %
88,125      CNX Gas Corp. *                             $ 2,274,506
192,100     CNX Gas Corp. (144A) *                        4,958,101
                                                        $ 7,232,607
            Oil & Gas Drilling - 1.1 %
172,750     Bronco Drilling Company, Inc. *             $ 3,353,077
126,700     Todco *                                       4,691,701
33,300      Unit Corp *                                   1,755,243
                                                        $ 9,800,021
            Oil & Gas Equipment And Services - 3.3 %
364,825     Dresser-Rand Group, Inc *                   $ 7,460,671
409,825     Gulfmark offshore, Inc. *                    12,438,189
700,000     Key Energy Services, Inc. *                  10,500,000
                                                        $30,398,860
            Oil & Gas Exploration & Production - 4.3 %
191,275     Forest Oil Corp. * (b)                      $ 6,478,484
101,550     Penn Virginia Corp. *                         7,209,035
323,750     Riata Energy, Inc. (144A) *                   6,151,250
20,500      Rosetta Resources, Inc. *                       379,455
325,300     Rosetta Resources, Inc., (144A) *             6,021,303
386,850     Southwestern Energy Co. *                    13,288,298
                                                        $39,527,825
            Oil & Gas Storage & Transportation - 0.1 %
63,500      Arlington Tankers, Ltd. *                   $ 1,466,215
            Total Energy                                $94,223,787
            Materials - 2.9 %
            Gold - 1.9 %
770,100     Cambior, Inc. * (b)                         $ 2,687,649
168,850     Glamis Gold, Ltd *                            7,787,362
667,725     IAMGOLD Corp. * (b)                           7,331,620
                                                        $17,806,631
            Paper Products - 0.4 %
574,200     Domtar, Inc. (b)                            $ 3,669,138
            Specialty Chemicals - 0.3 %
350,839     Chemtura Corp. *                            $ 3,048,791
            Steel - 0.3 %
193,500     NN, Inc.                                    $ 2,430,360
            Total Materials                             $26,954,920
            Capital Goods - 7.2 %
            Building Products - 0.1 %
58,600      Goodman Global, Inc. *                      $   737,774
            Construction & Engineering - 0.4 %
188,550     Insituform Technologies, Inc. *             $ 4,327,223
            Construction & Farm Machinery & Heavy Trucks - 3.5 %
366,325     Commercial Vehicle Group, Inc. *            $ 7,187,296
367,025     Federal Signal Corp.                          5,729,260
79,975      Joy Global, Inc.                              3,482,112
42,400      Nacco Industries, Inc.                        5,661,672
367,000     Wabtec Corp. *                               10,353,070
                                                        $32,413,410
            Electrical Component & Equipment - 2.2 %
499,300     C&D Technologies, Inc. (b)                  $ 3,969,435
977,600     Graftech International, Ltd. *                5,327,920
1,610,975   Power-One, Inc. *                            10,938,520
                                                        $20,235,875
            Industrial Machinery - 0.7 %
127,917     Flowserve Corp. *                           $ 6,541,675
            Trading Companies & Distributors - 0.3 %
122,250     Applied Industrial Technologies, Inc. *     $ 2,764,072
            Total Capital Goods                         $67,020,029
            Commercial Services & Supplies - 4.0 %
            Diversified Commercial Services - 1.3 %
315,500     Cornell Companies, Inc. *                   $ 5,565,420
174,050     School Specialty, Inc. * (b)                  6,218,807
                                                        $11,784,227
            Human Resource & Employment Services - 2.7 %
232,400     Korn/Ferry International *                  $ 4,745,608
1,132,100   On Assignment, Inc. *                        10,788,913
248,050     Watson Wyatt Worldwide, Inc. (b)              9,837,663
                                                        $25,372,184
            Total Commercial Services & Supplies        $37,156,411
            Transportation - 4.0 %
            Air Freight & Couriers - 0.9 %
114,567     Forward Air Corp. *                         $ 3,682,183
183,525     Pacer International, Inc.                     5,052,443
                                                        $ 8,734,626
            Marine - 1.2 %
122,200     Dryships, Inc. (b)                          $ 1,731,574
231,100     Excel Maritime Carriers, Ltd. * (b)           2,671,516
114,200     Genco Shipping & Trading, Ltd. (b)            2,504,406
426,425     Quintana Maritime, Ltd. (b)                   4,093,680
                                                        $11,001,176
            Railroads - 0.7 %
263,925     Genesee & Wyoming, Inc. *                   $ 6,566,454
            Trucking - 1.2 %
108,325     Dollar Thrifty Automotive GP *              $ 4,623,311
234,314     Universal Truckload Services, Inc. *          6,467,066
                                                        $11,090,377
            Total Transportation                        $37,392,633
            Automobiles & Components - 0.7 %
            Tires & Rubber - 0.7 %
650,925     Cooper Tire & Rubber * (b)                  $ 6,398,593
            Total Automobiles & Components              $ 6,398,593
            Consumer Durables & Apparel - 0.9 %
            Housewares & Specialties - 0.9 %
296,325     Jarden Corp. * (b)                          $ 8,688,249
            Total Consumer Durables & Apparel           $ 8,688,249
            Consumer Services - 1.4 %
            Casinos & Gaming - 0.4 %
262,700     Bally Technologies, Inc. * (b)              $ 4,134,898
            Restaurants - 1.0 %
180,300     AFC Enterprises, Inc. * (b)                 $ 2,697,288
346,800     O'Charley's, Inc. *                           6,412,332
                                                        $ 9,109,620
            Total Consumer Services                     $13,244,518
            Retailing - 3.0 %
            Apparel Retail - 0.7 %
237,675     Stage Stores, Inc. *                        $ 6,265,113
            Computer & Electronics Retail - 0.2 %
351,100     Tweeter Home Entertainment Group, Inc. *    $ 1,571,173
            General Merchandise Stores - 0.5 %
330,275     Fred's, Inc.                                $ 4,329,905
            Internet Retail - 0.4 %
834,850     1-800-FLOWERS.COM, Inc. *                   $ 3,848,659
            Specialty Stores - 1.2 %
602,100     Hancock Fabrics, Inc. (b)                   $ 1,788,237
947,575     Rent-Way, Inc. * (b)                          9,598,935
                                                        $11,387,172
            Total Retailing                             $27,402,022
            Food Beverage & Tobacco - 1.1 %
            Agricultural Products - 0.4 %
185,700     Fresh Del Monte Produce, Inc. * (b)         $ 3,324,030
            Packaged Foods & Meats - 0.7 %
408,500     B & G Foods, Inc. (b)                       $ 6,997,605
            Total Food Beverage & Tobacco               $10,321,635
            Household & Personal Products - 2.2 %
            Personal Products - 2.2 %
128,550     Herbalife, Ltd. *                           $ 4,199,728
812,425     Nu Skin Enterprises, Inc.                    14,071,201
276,300     Reliv' International, Inc. *                  2,340,261
                                                        $20,611,190
            Total Household & Personal Products         $20,611,190
            Health Care Equipment & Services - 7.8 %
            Health Care Equipment - 1.2 %
203,350     Analogic Corp. *                            $11,556,380
            Health Care Facilities - 0.7 %
92,800      Lifepoint Hospitals, Inc. *                 $ 3,159,840
72,475      Triad Hospitals, Inc. *                       3,193,249
                                                        $ 6,353,089
            Health Care Services - 3.4 %
143,800     Chemed Corp. *                              $ 5,667,158
644,675     Cross Country Healthcares, Inc. *            10,585,563
167,250     Pediatrix Medical Group, Inc. *               7,660,050
331,275     Providence Service Corp. * (b)                7,890,971
                                                        $31,803,742
            Health Care Supplies - 1.2 %
760,675     Merit Medical Systems, Inc. *               $10,664,664
            Managed Health Care - 1.3 %
373,275     AMERIGROUP Corp. *                          $11,773,094
            Total Health Care Equipment & Services      $72,150,969
            Pharmaceuticals & Biotechnology - 0.3 %
            Biotechnology - 0.3 %
107,875     Cubist Pharmaceuticals, Inc. * (b)          $ 2,530,747
            Total Pharmaceuticals & Biotechnology       $ 2,530,747
            Banks - 5.6 %
            Regional Banks - 4.7 %
169,165     Alliance Bankshares Corp. *                 $ 2,863,963
201,000     Cadence Financial Corp. * (b)                 4,140,600
462,550     Cardinal Financial Corp.                      5,138,930
106,200     City National Corp. *                         6,987,960
80,100      Signature Bank *                              2,631,285
337,025     Southwest Bancorp, Inc. *                     8,948,014
443,050     Sterling Bancshares, Inc. *                   9,188,857
200,100     Texas Capital Bancshares, Inc. *              3,971,985
                                                        $43,871,594
            Thrifts & Mortgage Finance - 0.9 %
329,300     BankAtlantic Bancorp, Inc.                  $ 4,633,251
179,750     Provident Financial Services, Inc. *          3,352,338
                                                        $ 7,985,589
            Total Banks                                 $51,857,183
            Diversified Financials - 4.9 %
            Asset Management & Custody Banks - 1.6 %
759,016     Apollo Investment Corp.                     $15,157,550
            Consumer Finance - 1.8 %
159,800     Advanta Corp.                               $ 4,913,850
187,125     Advanta Corp. (Class B)                       6,336,052
153,400     Cash America International, Inc. *            5,655,858
                                                        $16,905,760
            Investment Banking & Brokerage - 0.6 %
100,775     A.G. Edwards, Inc.                          $ 5,322,936
            Multi-Sector Holding - 0.6 %
360,700     Compass Diversified Trust *                 $ 5,305,897
            Specialized Finance - 0.3 %
88,500      Nasdaq Stock Market, Inc. *                 $ 2,523,135
            Total Diversified Financials                $45,215,278
            Insurance - 5.8 %
            Life & Health Insurance - 0.3 %
314,750     American Equity Investment Life Holding * (b$ 3,641,658
            Multi-Line Insurance - 0.3 %
1,378,100   Quanta Capital Holdings *                   $ 2,659,733
            Property & Casualty Insurance - 2.1 %
567,550     Assured Guaranty, Ltd *                     $15,181,962
39,700      Ohio Casualty Corp.                           1,030,215
68,750      Selective Insurance Group, Inc. *             3,576,375
                                                        $19,788,552
            Reinsurance - 3.0 %
402,875     IPC Holdings, Ltd.                          $11,260,356
174,000     Max Re Capital, Ltd. *                        4,038,540
229,425     Platinum Underwriter Holdings, Ltd            6,813,923
442,325     Ram Holdings, Ltd. *                          5,834,267
                                                        $27,947,086
            Total Insurance                             $54,037,029
            Real Estate - 3.8 %
            Mortgage Real Estate Investment Trusts - 1.9 %
376,400     Annaly Capital Management, Inc.             $ 4,708,764
994,775     Deerfield Triarc Capital Corp.               13,190,716
                                                        $17,899,480
            Office Real Estate Investment Trusts - 1.3 %
401,661     BioMed Property Trust, Inc.                 $12,507,723
            Retail Real Estate investment Trusts - 0.6 %
479,350     Feldman Mall Properties, Inc.               $ 5,176,980
            Total Real Estate                           $35,584,183
            Software & Services - 7.2 %
            Application Software - 4.4 %
968,550     Aspen Technology, Inc. * (b)                $10,809,018
560,300     Bottomline Technologies, Inc. *               5,653,427
253,150     Corel Corp. * (b)                             3,265,635
555,575     Sonic Solutions * (b)                         8,339,181
218,150     SPSS, Inc. *                                  5,534,466
892,200     TIBCO Software, Inc. *                        7,012,692
                                                        $40,614,419
            It Consulting & Other Services - 0.9 %
422,400     Gartner Group, Inc. *                       $ 6,585,216
138,884     NCI, Inc. *                                   1,548,557
                                                        $ 8,133,773
            Systems Software - 1.9 %
1,183,400   Borland Software Corp. *                    $ 6,958,392
239,100     Internet Security Systems, Inc *              6,613,506
192,375     Sybase, Inc. *                                4,438,091
                                                        $18,009,989
            Total Software & Services                   $66,758,181
            Technology Hardware & Equipment - 9.8 %
            Communications Equipment - 3.0 %
227,600     Black Box Corp.                             $ 8,771,704
406,100     Dycom Industries, Inc. *                      8,223,525
1,403,100   Symmetricom, Inc. * (b)                      10,467,126
                                                        $27,462,355
            Computer Hardware - 1.8 %
363,275     Avid Technology, Inc. * (b)                 $14,469,243
1,535,200   Concurrent Computer Corp. * (b)               2,364,208
                                                        $16,833,451
            Computer Storage & Peripherals - 0.5 %
214,275     Electronics for Imaging, Inc. *             $ 4,936,896
            Electronic Equipment & Instruments - 1.8 %
121,300     Electro Scientific Industries, Inc. *       $ 2,415,083
195,422     Planar Systems, Inc. *                        1,920,998
438,400     Technitrol, Inc. *                           12,411,104
                                                        $16,747,185
            Electronic Manufacturing Services - 1.1 %
338,650     Mercury Computer Systems, Inc. *            $ 4,206,033
643,625     Smart Modular Technologies (WWH), Inc. *      6,371,888
                                                        $10,577,921
            Technology Distributors - 1.6 %
792,775     Insight Enterprises, Inc. *                 $14,277,878
            Total Technology Hardware & Equipment       $90,835,686
            Semiconductors - 1.0 %
            Semiconductor Equipment - 0.3 %
245,525     Brooks Automation, Inc. *                   $ 3,412,797
            Semiconductors - 0.7 %
856,900     Lattice Semiconductor Corp. *               $ 6,272,508
            Total Semiconductors                        $ 9,685,305
            Telecommunication Services - 1.4 %
            Integrated Telecommunication Services - 1.4 %
955,225     Alaska Communications Systems Group, Inc. (b$13,172,553
            Total Telecommunication Services            $13,172,553
            Utilities - 2.5 %
            Gas Utilities - 2.5 %
282,275     AGL Resources, Inc. *                       $10,271,987
129,650     Energen Corp. *                               5,657,926
166,150     People's Energy Corp. (b)                     7,041,437
                                                        $22,971,350
            Total Utilities                             $22,971,350
            TOTAL COMMON STOCKS
            (Cost  $677,561,913)                        $814,212,451
            EXCHANGE TRADED FUNDS
133,375     Russell 2000 Exchange Traded Fund (b)       $ 9,572,324
31,825      Russell 2000 Growth Exchange Traded Fund (b)  2,301,902
135,600     Russell 2000 Value Exchange Traded Fund (b)   9,963,888
            (Cost  $19,315,210)                         $21,838,114
            TEMPORARY CASH INVESTMENTS -
            Repurchase Agreement - 9.3 %
85,900,000  UBS Warburg, Inc., 5.17%, dated 8/31/06, repurchase price of  $85,900,000 plus accrued interest on 9/1/06,
            collateralized by $88,565,000 U.S. Treasury Bill,
            3.875%, 05/15/10                            $85,900,000
            Security Lending Collateral
131,201,428 Security Lending Collateral, 5.23%          $131,201,428
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost $217,101,428)                         $217,101,428
            TOTAL INVESTMENT IN SECURITIES
            (Cost  $918,336,051)                        $1,056,015,742
            OTHER ASSETS AND LIABILITIES                $(131,376,751)
            TOTAL NET ASSETS                            $924,638,991

        *    Non-income producing security.

        144ASecurity is exempt from registration under Rule 144A
             of the Securities Act of 1933. Such securities may be
            resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2006, the value of these securities amounted to $17,130,654
            or 1.9% of total net assets.

        (a) At August 31, 2006, the net unrealized loss on investments based on cost for federal income tax purposes of $918,336,050 was as follows:

            Aggregate gross unrealized gain for all investments in which there is an excess of value over tax c$ 180,427,820

            Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over val(42,748,129)

            Net unrealized loss                         $137,679,691

        (b) At August 31, 2006, the following securities were out on loan:
Shares                        Security                     Value
121,000     AFC Enterprises, Inc. *                     $      1,810,160
227,600     Alaska Communications Systems Group, Inc.          3,138,604
202,100     American Equity Investment Life Holding *          2,338,297
225,100     Aspen Technology, Inc. *                           2,512,116
359,642     Avid Technology, Inc. *                          14,324,541
197,600     B & G Foods, Inc.                                  3,384,888
251,073     Bally Technologies, Inc. *                         3,951,889
148,900     C&D Technologies, Inc.                             1,183,755
32,600      Cadence Financial Corp. *                             671,560
309,100     Cambior, Inc. *                                    1,078,759
377,900     Concurrent Computer Corp. *                           581,966
644,416     Cooper Tire & Rubber *                             6,334,609
1,700       Corel Corp. *                                           21,930
106,796     Cubist Pharmaceuticals, Inc. *                     2,505,434
568,458     Domtar, Inc.                                       3,632,447
85,662      Forest Oil Corp. *                                 2,901,372
596,079     Hancock Fabrics, Inc.                              1,770,355
590,100     IAMGOLD Corp. *                                    6,479,298
132,041     Russell 2000 Exchange Traded Fund                  9,476,583
31,507      Russell 2000 Growth Exchange Traded Fund           2,270,080
9,920       Russell 2000 Value Exchange Traded Fund               729,914
293,362     Jarden Corp. *                                     8,601,373
167,554     Massey Energy Co.                                  4,229,063
27,000      People's Energy Corp.                              1,144,260
189,600     Providence Service Corp. *                         4,516,272
474,400     Rent-Way, Inc. *                                   4,805,672
112,909     School Specialty, Inc. *                           4,034,239
540,567     Sonic Solutions *                                  8,113,911
825,100     Symmetricom, Inc. *                                6,155,246
6,500       Watson Wyatt Worldwide, Inc.                          257,790
172,900     Fresh Del Monte Produce, Inc. *                    3,094,910
5,100       Quanta Capital Holdings, 10.25%, 12/1/49                81,855
198,889     Excel Maritime Carriers, Ltd. *                    2,299,157
120,978     Dryships, Inc.                                     1,714,259
69,258      Genco Shipping & Trading, Ltd.                     1,518,828
422,161     Quintana Maritime, Ltd.                            4,052,745
            Total                                       $  125,718,137



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 30, 2006

* Print the name and title of each signing officer under his or her signature.